Consolidated and Combined Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares outstanding (in shares)	18,190,000
The Company
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	400,000,000
Common stock, shares issued (in shares)	18,190,000
Common stock, shares outstanding (in shares)	18,190,000
Predecessor
Common stock, par value (in dollars per share)
Common stock, shares authorized (in shares)
Common stock, shares issued (in shares)
Common stock, shares outstanding (in shares)